United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-6447

(Investment Company Act File Number)

Federated Fixed Income Securities, Inc.

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/15

Date of Reporting Period: Six months ended 05/31/15

Item 1. Reports to Stockholders

Semi-Annual Shareholder Report
May 31, 2015
Share Class	Ticker
A	STIAX
B	SINBX
C	SINCX
F	STFSX
Institutional	STISX

Federated Strategic Income Fund
Fund Established 1994

A Portfolio of Federated Fixed Income Securities, Inc.

Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from December 1, 2014 through May 31, 2015. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At May 31, 2015, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets[2]
Corporate Debt Securities	64.7%
Mortgage-Backed Securities[3]	11.7%
Foreign Government Securities	6.2%
Collateralized Mortgage Obligations	5.1%
Commercial Mortgage-Backed Securities	0.7%
Asset-Backed Securities	0.6%
Floating Rate Loans[4]	0.0%
Derivative Contracts[4,5]	(0.0)%
Other Security Types[6]	6.0%
Cash Equivalents[7]	4.8%
Other Assets and Liabilities—Net[8]	0.2%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these security types.
2	As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
3	For purposes of this table, Mortgage-Backed Securities include mortgage-backed securities guaranteed by Government Sponsored Entities and adjustable rate mortgage-backed securities.
4	Represents less than 0.1%.
5	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value, and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
6	Other Security Types consist of common stock, preferred stock and purchased call swaptions.
7	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
8	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments
May 31, 2015 (unaudited)
Principal Amount, Foreign Par Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—4.6%
		Basic Industry - Chemicals—0.2%
132,000		Albemarle Corp., 4.150%, 12/01/2024	$134,978
135,000		Albemarle Corp., Sr. Unsecd. Note, 5.450%, 12/01/2044	138,923
1,250,000	[1]	Reliance Industries Ltd., Bond, Series 144A, 8.250%, 01/15/2027	1,653,859
160,000		Valspar Corp., Sr. Unsecd. Note, 3.300%, 02/01/2025	158,194
250,000		Valspar Corp., Sr. Unsecd. Note, 4.400%, 02/01/2045	239,450
		TOTAL	2,325,404
		Basic Industry - Metals & Mining—0.1%
400,000		Alcoa, Inc., Sr. Unsecd. Note, 5.400%, 04/15/2021	436,500
200,000		Anglogold Ashanti Holdings PLC, Sr. Unsecd. Note, 8.500%, 07/30/2020	219,142
200,000		Southern Copper Corp., Note, 6.750%, 04/16/2040	213,076
175,000		Worthington Industries, Inc., Sr. Unsecd. Note, 4.550%, 04/15/2026	185,102
120,000		Worthington Industries, Inc., Sr. Unsecd. Note, 6.500%, 04/15/2020	137,385
		TOTAL	1,191,205
		Basic Industry - Paper—0.0%
250,000	[3,4,5]	Pope & Talbot, Inc., 8.375%, 12/01/2099	0
157,000		Westvaco Corp., Sr. Deb., 7.500%, 06/15/2027	166,620
		TOTAL	166,620
		Capital Goods - Aerospace & Defense—0.1%
400,000		Lockheed Martin Corp., Sr. Unsecd. Note, 2.900%, 03/01/2025	394,199
200,000		Textron, Inc., Sr. Unsecd. Note, 4.300%, 03/01/2024	211,321
		TOTAL	605,520
		Capital Goods - Diversified Manufacturing—0.1%
200,000		Harsco Corp., 5.750%, 05/15/2018	208,000
400,000	[1,2]	Hutchison Whampoa International Ltd., Company Guarantee, Series 144A, 3.500%, 01/13/2017	412,787
		TOTAL	620,787
		Capital Goods - Packaging—0.0%
200,000		Packaging Corp. of America, Sr. Unsecd. Note, 4.500%, 11/01/2023	211,286
		Communications - Cable & Satellite—0.2%
600,000		Comcast Corp., Company Guarantee, 5.700%, 05/15/2018	675,319
500,000		DIRECTV Holdings LLC, Sr. Unsecd. Note, 4.450%, 04/01/2024	524,233
500,000		DIRECTV Holdings LLC, Sr. Unsecd. Note, 5.150%, 03/15/2042	489,037
Semi-Annual Shareholder Report

Principal Amount, Foreign Par Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Communications - Cable & Satellite—continued
200,000		NBCUniversal Media LLC, Sr. Unsecd. Note, 2.875%, 01/15/2023	$198,670
		TOTAL	1,887,259
		Communications - Media & Entertainment—0.2%
300,000		21st Century Fox America, 3.000%, 09/15/2022	301,303
200,000		Grupo Televisa S.A., Sr. Unsecd. Note, 5.000%, 05/13/2045	201,394
300,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 3.750%, 02/15/2023	306,280
300,000		Omnicom Group, Inc., Sr. Unsecd. Note, 3.625%, 05/01/2022	307,167
250,000		Time Warner, Inc., Company Guarantee, 6.200%, 03/15/2040	295,771
200,000		Viacom, Inc., Sr. Unsecd. Note, 4.250%, 09/01/2023	206,949
		TOTAL	1,618,864
		Communications - Telecom Wireless—0.0%
250,000		American Tower Corp., Sr. Unsecd. Note, 5.000%, 02/15/2024	268,526
		Communications - Telecom Wirelines—0.1%
200,000		Verizon Communications, Inc., Sr. Unsecd. Note, 5.150%, 09/15/2023	223,801
800,000		Verizon Communications, Inc., Sr. Unsecd. Note, 6.550%, 09/15/2043	970,749
		TOTAL	1,194,550
		Consumer Cyclical - Automotive—0.1%
200,000	[1,2]	Daimler Finance NA LLC, Company Guarantee, Series 144A, 1.875%, 01/11/2018	201,473
400,000		Ford Motor Co., Sr. Unsecd. Note, 4.750%, 01/15/2043	406,562
175,000	[1,2]	Hyundai Capital America, Sr. Unsecd. Note, Series 144A, 2.875%, 08/09/2018	180,847
500,000	[1,2]	RCI Banque SA, Sr. Unsecd. Note, Series 144A, 3.500%, 04/03/2018	521,814
		TOTAL	1,310,696
		Consumer Cyclical - Leisure—0.1%
400,000		Carnival Corp., Sr. Unsecd. Note, 3.950%, 10/15/2020	425,724
		Consumer Cyclical - Retailers—0.1%
300,000		Advance Auto Parts, Inc., 4.500%, 12/01/2023	316,976
300,000		CVS Caremark Corp., Sr. Unsecd. Note, 4.000%, 12/05/2023	315,122
		TOTAL	632,098
		Consumer Non-Cyclical - Food/Beverage—0.2%
100,000		ConAgra Foods, Inc., 6.625%, 08/15/2039	111,717
145,000		ConAgra Foods, Inc., Sr. Unsecd. Note, 3.200%, 01/25/2023	140,555
300,000	[1,2]	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 3.875%, 06/27/2024	306,327
400,000		Mondelez International, Inc., Sr. Unsecd. Note, 4.000%, 02/01/2024	425,774
Semi-Annual Shareholder Report

Principal Amount, Foreign Par Amount or Shares		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Food/Beverage—continued
500,000	PepsiCo, Inc., 2.750%, 04/30/2025	$487,543
300,000	Tyson Foods, Inc., Sr. Unsecd. Note, 4.500%, 06/15/2022	324,514
	TOTAL	1,796,430
	Consumer Non-Cyclical - Health Care—0.0%
325,000	Zimmer Holdings, Inc., Sr. Unsecd. Note, 3.550%,04/01/2025	320,655
	Consumer Non-Cyclical - Products—0.0%
400,000	Hasbro, Inc., Sr. Unsecd. Note, 5.100%, 05/15/2044	407,637
	Consumer Non-Cyclical - Tobacco—0.1%
250,000	Altria Group, Inc., Sr. Unsecd. Note, 4.000%, 01/31/2024	259,202
400,000	Lorillard Tobacco Co., Sr. Unsecd. Note, 7.000%, 08/04/2041	484,352
	TOTAL	743,554
	Energy - Independent—0.1%
400,000	Petroleos Mexicanos, 6.500%, 06/02/2041	442,000
200,000	Petroleos Mexicanos, Company Guarantee, 5.500%, 01/21/2021	219,322
	TOTAL	661,322
	Energy - Integrated—0.1%
200,000	BP Capital Markets PLC, Company Guarantee, 3.561%, 11/01/2021	211,027
300,000	Husky Energy, Inc., Sr. Unsecd. Note, 3.950%, 04/15/2022	305,727
400,000	Petrobras International Finance Co., Sr. Unsecd. Note, 3.500%, 02/06/2017	399,320
	TOTAL	916,074
	Energy - Midstream—0.1%
300,000	Energy Transfer Partners LP, Sr. Unsecd. Note, 4.900%, 02/01/2024	315,336
250,000	Enterprise Products Operating LLC, 3.900%, 02/15/2024	258,685
200,000	Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.300%, 09/15/2020	219,891
200,000	Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.375%, 03/01/2041	211,688
100,000	Williams Partners LP, Sr. Unsecd. Note, 3.900%, 01/15/2025	98,514
300,000	Williams Partners LP, Sr. Unsecd. Note, 4.125%, 11/15/2020	317,169
	TOTAL	1,421,283
	Energy - Oil Field Services—0.1%
400,000	Nabors Industries, Inc., Company Guarantee, 5.000%, 09/15/2020	414,693
400,000	Weatherford International Ltd., 5.125%, 09/15/2020	410,178
	TOTAL	824,871
Semi-Annual Shareholder Report

Principal Amount, Foreign Par Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Energy - Refining—0.1%
400,000		Valero Energy Corp., 7.500%, 04/15/2032	$503,829
400,000		Valero Energy Corp., Sr. Unsecd. Note, 6.625%, 06/15/2037	474,018
		TOTAL	977,847
		Financial Institution - Banking—1.0%
600,000		Bank of America Corp., Sr. Unsecd. Note, 6.500%, 08/01/2016	636,025
300,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.300%, 01/11/2023	300,536
500,000		Bank of America Corp., Sub. Note, Series MTN, 4.000%, 01/22/2025	498,281
400,000		Capital One Bank, Sr. Unsecd. Note, Series BKNT, 2.150%, 11/21/2018	403,066
700,000		Citigroup, Inc., Sr. Unsecd. Note, 4.450%, 01/10/2017	734,315
700,000		Citigroup, Inc., Sr. Unsecd. Note, 4.500%, 01/14/2022	765,925
400,000		Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 04/10/2025	389,804
300,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.750%, 01/24/2022	345,764
300,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.125%, 02/15/2033	368,453
200,000		HSBC Holdings PLC, Sr. Unsecd. Note, 4.000%, 03/30/2022	214,343
800,000		HSBC USA, Inc., Sr. Unsecd. Note, 1.625%, 01/16/2018	803,271
1,200,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 4.250%, 10/15/2020	1,300,692
1,100,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 5.500%, 07/24/2020	1,251,098
200,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 6.250%, 08/28/2017	220,169
600,000		Murray Street Investment Trust I, Sr. Unsecd. Note, 4.647%, 03/09/2017	633,380
743,961	[1,5]	Regional Diversified Funding, Series 144A, 9.250%, 03/15/2030	395,037
285,000		SunTrust Banks, Inc., Sr. Unsecd. Note, 2.500%, 05/01/2019	289,216
400,000		Union Bank, N.A., Sr. Unsecd. Note, 2.625%, 09/26/2018	410,753
		TOTAL	9,960,128
		Financial Institution - Broker/Asset Mgr/Exchange—0.0%
400,000		Jefferies Group LLC, Sr. Unsecd. Note, 5.125%, 01/20/2023	417,208
		Financial Institution - Finance Companies—0.1%
400,000		General Electric Capital Corp., Sr. Unsecd. Note, 3.100%, 01/09/2023	410,008
500,000		Susa Partnership LP, Sr. Unsecd. Note, 8.200%, 06/01/2017	561,559
		TOTAL	971,567
		Financial Institution - Insurance - Life—0.3%
400,000		Aflac, Inc., Sr. Unsecd. Note, 3.625%, 06/15/2023	419,097
400,000		American International Group, Inc., Sr. Unsecd. Note, 4.125%, 02/15/2024	422,966
Semi-Annual Shareholder Report

Principal Amount, Foreign Par Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Financial Institution - Insurance - Life—continued
300,000		Lincoln National Corp., Sr. Unsecd. Note, 4.200%, 03/15/2022	$321,794
300,000	[1,2]	Mass Mutual Global Funding II, Sr. Secd. Note, Series 144A, 3.600%, 04/09/2024	313,346
400,000		MetLife, Inc., Sr. Unsecd. Note, 4.750%, 02/08/2021	450,174
200,000	[1,2]	Principal Life Global Funding II, Series 144A, 2.200%, 04/08/2020	200,310
250,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 4.600%, 05/15/2044	250,246
80,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 6.200%, 11/15/2040	96,438
500,000	[1]	Union Central Life Insurance Co., Note, Series 144A, 8.200%, 11/01/2026	672,262
		TOTAL	3,146,633
		Financial Institution - Insurance - P&C—0.1%
300,000		CNA Financial Corp., Sr. Unsecd. Note, 5.750%, 08/15/2021	345,870
400,000	[1,2]	Liberty Mutual Group, Inc., Sr. Unsecd. Note, Series 144A, 4.250%, 06/15/2023	419,333
		TOTAL	765,203
		Financial Institution - REIT - Healthcare—0.0%
300,000		Health Care REIT, Inc., Sr. Unsecd. Note, 4.125%, 04/01/2019	320,292
		Financial Institution - REIT - Office—0.0%
400,000		Boston Properties LP, Sr. Unsecd. Note, 3.800%, 02/01/2024	415,838
		Financial Institution - REIT - Other—0.1%
400,000		ProLogis, Inc., Sr. Unsecd. Note, 6.875%, 03/15/2020	471,862
635,000		WP Carey, Inc., Sr. Unsecd. Note, 4.600%, 04/01/2024	652,072
		TOTAL	1,123,934
		Technology—0.3%
450,000		Adobe Systems, Inc., Sr. Unsecd. Note, 3.250%, 02/01/2025	452,070
400,000		Agilent Technologies, Inc., Sr. Unsecd. Note, 3.875%, 07/15/2023	412,100
100,000		Apple, Inc., Sr. Unsecd. Note, 4.450%, 05/06/2044	103,416
600,000		Apple, Inc., Unsecd. Note, 2.150%, 02/09/2022	585,577
300,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.500%, 04/15/2023	297,080
350,000		Ingram Micro, Inc., Sr. Unsecd. Note, 4.950%, 12/15/2024	363,938
565,000		Microsoft Corp., Sr. Unsecd. Note, 4.000%, 02/12/2055	514,508
600,000	[1,2]	Molex Electronics Technologies LLC, Unsecd. Note, Series 144A, 3.900%, 04/15/2025	594,011
		TOTAL	3,322,700
Semi-Annual Shareholder Report

Principal Amount, Foreign Par Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Transportation - Railroads—0.1%
200,000		Burlington Northern Santa Fe Corp., 3.050%, 09/01/2022	$203,628
400,000		Burlington Northern Santa Fe Corp., Sr. Unsecd. Note, 5.750%, 03/15/2018	446,970
430,000		Union Pacific Corp., Sr. Unsecd. Note, 3.875%, 02/01/2055	397,365
		TOTAL	1,047,963
		Transportation - Services—0.2%
400,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, Series 144A, 5.625%, 03/15/2042	449,831
715,000	[1,2]	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, Series 144A, 3.375%, 02/01/2022	707,487
500,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.550%, 06/01/2019	505,294
		TOTAL	1,662,612
		Utility - Electric—0.3%
400,000		Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.950%, 12/15/2036	460,363
400,000	[1,2]	Electricite de France SA, Jr. Sub. Note, Series 144A, 5.625%, 12/29/2049	419,800
300,000		Exelon Generation Co. LLC, Sr. Unsecd. Note, 4.250%, 06/15/2022	308,322
200,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 2.700%, 09/15/2019	203,700
400,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 3.625%, 06/15/2023	411,704
850,000		Northeast Utilities, Sr. Unsecd. Note, Series H, 3.150%, 01/15/2025	844,552
300,000		PPL Capital Funding, Inc., Sr. Unsecd. Note, 4.200%, 06/15/2022	320,189
300,000		PSEG Power LLC, Sr. Unsecd. Note, 4.300%, 11/15/2023	317,140
		TOTAL	3,285,770
		TOTAL CORPORATE BONDS (IDENTIFIED COST $46,253,420)	46,968,060
		COMMERCIAL MORTGAGE-BACKED SECURITY—0.2%
		Agency Commercial Mortgage-Backed Security—0.2%
2,000,000	[1,2]	FREMF Mortgage Trust 2013-K25, Class B, 3.618%, 11/25/2045 (IDENTIFIED COST $2,008,306)	2,048,961
		COLLATERALIZED MORTGAGE OBLIGATIONS—3.2%
		Commercial Mortgage—3.2%
1,600,000		Citigroup Commercial Mortgage Trust 2013-GC11, Class B, 3.732%, 04/10/2046	1,643,853
2,500,000		Commercial Mortgage Pass-Through Certificates 2012-CR1, Class AM, 3.912%, 05/15/2045	2,683,149
Semi-Annual Shareholder Report

Principal Amount, Foreign Par Amount or Shares			Value in U.S. Dollars
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Commercial Mortgage—continued
3,900,000		Commercial Mortgage Pass-Through Certificates 2012-CR1, Class B, 4.612%, 05/15/2045	$4,282,834
1,000,000		Commercial Mortgage Pass-Through Certificates 2012-LC4, Class B, 4.934%, 12/10/2044	1,119,572
2,000,000		Commercial Mortgage Pass-Through Certificates 2012-LC4, 4.063%, 12/10/2044	2,167,362
2,100,000		Commercial Mortgage Trust 2013-LC6, Class AM, 3.282%, 01/10/2046	2,146,132
4,000,000		Commercial Mortgage Trust 2013-LC6, Class B, 3.739%, 01/10/2046	4,156,282
2,000,000		Commercial Mortgage Trust 2014-LC15, Class A2, 2.840%, 04/10/2047	2,072,064
1,000,000		Commercial Mortgage Trust 2015-DC1, Class AM, 3.724%, 02/10/2048	1,035,316
2,500,000		GS Mortgage Securities Corp. II 2012-GCJ7, Class AS, 4.085%, 05/10/2045	2,699,888
2,000,000		JPMBB Commercial Mortgage Securities Trust 2013-C15, Class A2, 2.977%, 11/15/2045	2,081,610
1,500,000		JPMBB Commercial Mortgage Securities Trust 2013-C15, Class AS, 3.532%, 10/15/2048	1,534,983
900,000		Morgan Stanley BAML Trust 2014-C15, Class A2, 2.979%, 04/15/2047	937,466
1,000,000		Morgan Stanley Capital I 2012-C4, Class AS, 3.773%, 03/15/2045	1,058,183
2,250,000	[1,2]	UBS-Barclays Commercial Mortgage Trust 2013-C6, Class B, 3.875%, 04/10/2046	2,332,671
1,000,000		WF-RBS Commercial Mortgage Trust 2012-C6, Class B, 4.697%, 04/15/2045	1,099,414
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $32,020,105)	33,050,779
		COMMON STOCKS—6.0%
		Aerospace & Defense—0.1%
36,211	[3]	Engility Holdings, Inc.	1,011,011
		Auto Components—0.6%
74,235	[3]	American Axle & Manufacturing Holdings, Inc.	1,864,041
80,000		Goodyear Tire & Rubber Co.	2,547,600
117,000	[3]	Metaldyne Performance Group, Inc.	2,223,000
		TOTAL	6,634,641
		Building Products—0.2%
23,336	[3]	Nortek, Inc.	1,927,554
		Communications Equipment—0.2%
51,741	[3]	CommScope Holdings Co., Inc.	1,612,767
		Containers & Packaging—0.8%
58,100	[3]	Berry Plastics Group, Inc.	1,944,607
Semi-Annual Shareholder Report

Principal Amount, Foreign Par Amount or Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Containers & Packaging—continued
152,850		Graphic Packaging Holding Co.	$2,176,584
49,850		Greif, Inc., Class A	1,903,771
34,584		Rock-Tenn Co., Class A	2,252,802
		TOTAL	8,277,764
		Health Care Providers & Services—0.5%
26,600	[3]	Community Health Systems, Inc.	1,471,246
20,400	[3]	HCA Holdings, Inc.	1,669,332
28,320	[3]	Tenet Healthcare Corp.	1,506,341
		TOTAL	4,646,919
		Hotels Restaurants & Leisure—0.3%
105,200	[3]	Penn National Gaming, Inc.	1,749,476
48,300	[3]	Pinnacle Entertainment, Inc.	1,785,651
		TOTAL	3,535,127
		Leisure Products—0.1%
72,169	[3]	Performance Sports Group Ltd.	1,420,051
		Machinery—0.2%
198,980		Mueller Water Products, Inc.	1,834,596
		Media—1.0%
120,248	[3]	Cumulus Media, Inc., Class A	283,785
153,008	[3]	Entercom Communication Corp., Class A	1,741,231
201,336		Entravision Communications Corp.	1,359,018
730,399	[3]	Radio One, Inc., Non-voting, Class D	2,571,005
81,500		Time, Inc.	1,834,565
218,478	[3]	Townsquare Media LLC, Class A	2,855,507
		TOTAL	10,645,111
		Oil Gas & Consumable Fuels—0.2%
97,049		CVR Refining, LP	1,901,190
		Paper & Forest Products—0.2%
35,871	[3]	Clearwater Paper Corp.	2,152,619
		Semiconductors & Semiconductor Equipment—0.2%
87,800	[3]	Magnachip Semiconductor Corp.	629,526
82,694	[3]	Tower Semiconductor Ltd.	1,275,968
		TOTAL	1,905,494
		Specialty Retail—0.2%
85,074	[3]	Party City Holdco, Inc.	1,850,359
Semi-Annual Shareholder Report

Principal Amount, Foreign Par Amount or Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Technology Hardware Storage & Peripherals—0.4%
68,555	[3]	NCR Corp.	$2,060,078
29,250		Seagate Technology	1,627,470
		TOTAL	3,687,548
		Textiles Apparel & Luxury Goods—0.2%
21,244		PVH Corp.	2,222,972
		Trading Companies & Distributors—0.4%
67,750	[3]	HD Supply Holdings, Inc.	2,198,488
33,500	[3]	WESCO International, Inc.	2,407,310
		TOTAL	4,605,798
		Wireless Telecommunication Services—0.2%
59,857	[3]	T-Mobile US, Inc.	2,327,240
		TOTAL COMMON STOCKS (IDENTIFIED COST $53,699,708)	62,198,761
		PREFERRED STOCK—0.0%
		Financial Institution - Broker/Asset Mgr/Exchange—0.0%
40,000	[3,4,5]	Lehman Brothers Holdings, Pfd., Series D, 5.670% (IDENTIFIED COST $3,400)	400
		INVESTMENT COMPANIES—83.9%[6]
6,198,218		Emerging Markets Fixed Income Core Fund	221,568,315
15,555,047		Federated Mortgage Core Portfolio	155,239,373
1,886,991	[7]	Federated Prime Value Obligations Fund, Institutional Shares, 0.10%	1,886,991
75,163,162		High Yield Bond Portfolio	484,050,762
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $840,798,249)	862,745,441
		TOTAL INVESTMENTS—97.9% (IDENTIFIED COST $974,783,188)[8]	1,007,012,402
		OTHER ASSETS AND LIABILITIES - NET—2.1%[9]	21,525,342
		TOTAL NET ASSETS—100%	$1,028,537,744
Semi-Annual Shareholder Report

At May 31, 2015, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
[3]United States Ultra Bond Long Futures	25	$4,007,031	September 2015	$28,848
[3]United States Treasury Notes 5-Year Short Futures	80	$9,578,125	September 2015	$(21,612)
[3]United States Treasury Notes 10-Year Short Futures	305	$38,944,688	September 2015	$(247,433)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(240,197)
At May 31, 2015, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Deliver/ Receive	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Purchased:
7/10/2015	JPMorgan Chase	3,030,105 CAD	$2,500,000	$(64,940)
7/10/2015	JPMorgan Chase	9,049,050 CAD	$7,500,000	$(227,980)
7/10/2015	Bank of America, N.A.	8,900,000 EUR	1,204,211,830 JPY	$72,406
7/10/2015	Barclays Bank PLC	8,900,000 EUR	$9,992,653	$(212,821)
7/10/2015	Barclays Bank PLC	9,000,000 EUR	$10,032,210	$(142,492)
7/10/2015	Barclays Bank PLC	13,400,000 GBP	$20,187,502	$287,362
7/10/2015	JPMorgan Chase	1,602,740 NZD	$1,187,571	$(54,423)
7/10/2015	JPMorgan Chase	1,602,740 NZD	$1,187,571	$(54,423)
7/10/2015	State Street	1,602,740 NZD	$1,176,908	$(43,759)
7/10/2015	JPMorgan Chase	3,294,520 NZD	$2,414,850	$(85,601)
7/10/2015	State Street	4,897,260 NZD	$3,596,107	$(133,709)
7/10/2015	JPMorgan Chase	6,600,000 NZD	$4,859,580	$(193,333)
7/10/2015	State Street	6,600,000 NZD	$4,850,538	$(184,290)
7/10/2015	JPMorgan Chase	13,000,000 NZD	$9,718,020	$(526,926)
7/10/2015	JPMorgan Chase	36,818,000 PLN	$10,000,000	$(173,672)
Contracts Sold:
7/10/2015	JPMorgan Chase	11,980,700 CAD	$10,000,000	$372,041
7/10/2015	Bank of America, N.A.	8,900,000 EUR	1,193,445,500 JPY	$(159,196)
7/10/2015	State Street	9,000,000 EUR	1,217,934,000 JPY	$(71,675)
7/10/2015	Barclays Bank PLC	8,900,000 EUR	$9,999,506	$219,674
7/10/2015	Barclays Bank PLC	9,000,000 EUR	$9,913,950	$24,232
7/10/2015	Barclays Bank PLC	13,400,000 GBP	$19,957,424	$(517,440)
7/10/2015	State Street	6,500,000 NZD	$4,881,370	$285,823
7/10/2015	JPMorgan Chase	6,500,000 NZD	$4,839,926	$244,379
7/10/2015	JPMorgan Chase	6,600,000 NZD	$4,934,094	$267,847
Semi-Annual Shareholder Report

Settlement Date	Counterparty	Foreign Currency Units to Deliver/ Receive	In Exchange For	Unrealized Appreciation (Depreciation)
7/10/2015	State Street	6,600,000 NZD	$4,848,030	$181,783
7/10/2015	JPMorgan Chase	13,000,000 NZD	$9,967,880	$776,786
7/10/2015	JPMorgan Chase	37,084,000 PLN	$10,000,000	$102,679
7/10/2015	BNP Paribas SA	60,657,550 ZAR	$5,000,000	$37,273
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$25,605
Net Unrealized Appreciation/Depreciation on Futures Contracts and Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net.”
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At May 31, 2015, these restricted securities amounted to $11,830,156, which represented 1.2% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At May 31, 2015, these liquid restricted securities amounted to $9,108,998, which represented 0.9% of total net assets.
3	Non-income-producing security.
4	Issuer in default.
5	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Directors.
6	Affiliated holdings.
7	7-day net yield.
8	The cost of investments for federal tax purposes amounts to $975,999,615.
9	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at May 31, 2015.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report

The following is a summary of the inputs used, as of May 31, 2015, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
U.S. Corporate Bonds	$—	$46,573,023	$395,037	$46,968,060
Commercial Mortgage-Backed Security	—	2,048,961	—	2,048,961
Collateralized Mortgage Obligations	—	33,050,779	—	33,050,779
Equity Securities:
Common Stocks
Domestic	59,295,323	—	—	59,295,323
International	2,903,438	—	—	2,903,438
Preferred Stock
Domestic	—	—	400[1]	400
Investment Companies[2]	1,886,991	860,858,450[3]	—	862,745,441
TOTAL SECURITIES	$64,085,752	$942,531,213	$395,437	$1,007,012,402
OTHER FINANCIAL INSTRUMENTS[4]	$(240,197)	$25,605	$—	$(214,592)
1	Shares were exchanged in conjunction with a corporate action for shares of another security whose fair value is determined using valuation techniques utilizing unobservable market data due to observable market data being unavailable.
2	Emerging Markets Fixed Income Core Fund, Federated Mortgage Core Portfolio and High Yield Bond Portfolio are affiliated holdings offered only to registered investment companies and other accredited investors. Investments in these funds are deemed Level 2 due to the fact that the net asset value (the NAV) is not publicly available.
3	Includes $864,762,616 of affiliated investment company holdings transferred from Level 1 to Level 2 because the Adviser determined that these investments more appropriately meet the definition of Level 2. Transfers shown represent the value of the investments at the beginning of the period.
4	Other financial instruments include futures contracts and foreign exchange contracts.
The following acronyms are used throughout this portfolio:
CAD	—Canadian Dollar
EUR	—Euro Currency
GBP	—British Pound
JPY	—Japanese Yen
MTN	—Medium Term Note
NZD	—New Zealand Dollar
PLN	—Polish Zloty
ZAR	—South African Rand
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2015	Year Ended November 30,
		2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$9.16	$9.16	$9.47	$8.96	$9.10	$8.75
Income From Investment Operations:
Net investment income	0.18[1]	0.39[1]	0.41[1]	0.47[1]	0.53[1]	0.56[1]
Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	(0.04)	0.00	(0.35)	0.53	(0.12)	0.34
TOTAL FROM INVESTMENT OPERATIONS	0.14	0.39	0.06	1.00	0.41	0.90
Less Distributions:
Distributions from net investment income	(0.17)	(0.39)	(0.37)	(0.49)	(0.55)	(0.55)
Net Asset Value, End of Period	$9.13	$9.16	$9.16	$9.47	$8.96	$9.10
Total Return[2]	1.61%	4.33%	0.66%	11.40%	4.52%	10.61%
Ratios to Average Net Assets:
Net expenses	1.27%[3]	1.26%	1.26%	1.26%	1.26%	1.26%
Net investment income	3.92%[3]	4.26%	4.42%	5.10%	5.77%	6.31%
Expense waiver/reimbursement[4]	0.08%[3]	0.07%	0.07%	0.06%	0.07%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$508,574	$527,657	$635,469	$813,104	$668,477	$632,690
Portfolio turnover	10%	22%	13%	7%	34%	25%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2015	Year Ended November 30,
		2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$9.15	$9.14	$9.46	$8.95	$9.10	$8.74
Income From Investment Operations:
Net investment income	0.14[1]	0.32[1]	0.34[1]	0.40[1]	0.46[1]	0.49[1]
Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	(0.03)	0.01	(0.36)	0.53	(0.13)	0.35
TOTAL FROM INVESTMENT OPERATIONS	0.11	0.33	(0.02)	0.93	0.33	0.84
Less Distributions:
Distributions from net investment income	(0.14)	(0.32)	(0.30)	(0.42)	(0.48)	(0.48)
Net Asset Value, End of Period	$9.12	$9.15	$9.14	$9.46	$8.95	$9.10
Total Return[2]	1.23%	3.66%	(0.20)%	10.58%	3.63%	9.91%
Ratios to Average Net Assets:
Net expenses	2.02%[3]	2.01%	2.01%	2.01%	2.01%	2.01%
Net investment income	3.17%[3]	3.51%	3.67%	4.36%	5.03%	5.55%
Expense waiver/reimbursement[4]	0.08%[3]	0.07%	0.07%	0.06%	0.07%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$81,264	$88,374	$103,142	$126,636	$123,676	$161,508
Portfolio turnover	10%	22%	13%	7%	34%	25%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2015	Year Ended November 30,
		2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$9.15	$9.15	$9.46	$8.95	$9.10	$8.74
Income From Investment Operations:
Net investment income	0.14[1]	0.32[1]	0.34[1]	0.40[1]	0.46[1]	0.50[1]
Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	(0.03)	0.00	(0.35)	0.53	(0.13)	0.34
TOTAL FROM INVESTMENT OPERATIONS	0.11	0.32	(0.01)	0.93	0.33	0.84
Less Distributions:
Distributions from net investment income	(0.14)	(0.32)	(0.30)	(0.42)	(0.48)	(0.48)
Net Asset Value, End of Period	$9.12	$9.15	$9.15	$9.46	$8.95	$9.10
Total Return[2]	1.23%	3.55%	(0.09)%	10.58%	3.63%	9.92%
Ratios to Average Net Assets:
Net expenses	2.02%[3]	2.01%	2.01%	2.01%	2.01%	2.01%
Net investment income	3.17%[3]	3.51%	3.67%	4.35%	5.02%	5.57%
Expense waiver/reimbursement[4]	0.08%[3]	0.07%	0.07%	0.06%	0.07%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$207,086	$220,448	$262,115	$312,701	$244,083	$222,727
Portfolio turnover	10%	22%	13%	7%	34%	25%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class F Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2015	Year Ended November 30,
		2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$9.11	$9.11	$9.42	$8.92	$9.06	$8.71
Income From Investment Operations:
Net investment income	0.18[1]	0.39[1]	0.41[1]	0.47[1]	0.52[1]	0.56[1]
Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	(0.04)	0.00	(0.35)	0.52	(0.11)	0.34
TOTAL FROM INVESTMENT OPERATIONS	0.14	0.39	0.06	0.99	0.41	0.90
Less Distributions:
Distributions from net investment income	(0.17)	(0.39)	(0.37)	(0.49)	(0.55)	(0.55)
Net Asset Value, End of Period	$9.08	$9.11	$9.11	$9.42	$8.92	$9.06
Total Return[2]	1.61%	4.35%	0.66%	11.34%	4.54%	10.66%
Ratios to Average Net Assets:
Net expenses	1.27%[3]	1.26%	1.26%	1.26%	1.26%	1.26%
Net investment income	3.92%[3]	4.24%	4.42%	5.09%	5.76%	6.32%
Expense waiver/reimbursement[4]	0.08%[3]	0.07%	0.07%	0.06%	0.07%	0.13%
Supplemental Data:
Net assets, end of period (000 omitted)	$86,892	$89,393	$90,204	$86,126	$59,578	$52,015
Portfolio turnover	10%	22%	13%	7%	34%	25%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2015	Year Ended November 30,
		2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$9.11	$9.11	$9.43	$8.93	$9.07	$8.72
Income From Investment Operations:
Net investment income	0.19[1]	0.41[1]	0.43[1]	0.49[1]	0.54[1]	0.59[1]
Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	(0.03)	0.00	(0.36)	0.52	(0.11)	0.33
TOTAL FROM INVESTMENT OPERATIONS	0.16	0.41	0.07	1.01	0.43	0.92
Less Distributions:
Distributions from net investment income	(0.19)	(0.41)	(0.39)	(0.51)	(0.57)	(0.57)
Net Asset Value, End of Period	$9.08	$9.11	$9.11	$9.43	$8.93	$9.07
Total Return[2]	1.74%	4.61%	0.81%	11.60%	4.80%	10.91%
Ratios to Average Net Assets:
Net expenses	1.02%[3]	1.01%	1.01%	1.01%	1.01%	1.01%
Net investment income	4.17%[3]	4.51%	4.66%	5.33%	5.97%	6.63%
Expense waiver/reimbursement[4]	0.08%[3]	0.07%	0.07%	0.06%	0.07%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$144,722	$151,517	$152,799	$260,363	$146,274	$72,035
Portfolio turnover	10%	22%	13%	7%	34%	25%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
May 31, 2015 (unaudited)
Assets:
Total investment in securities, at value including $862,745,441 of investment in affiliated holdings (Note 5) (identified cost $974,783,188)		$1,007,012,402
Restricted cash (Note 2)		412,500
Income receivable		822,010
Income receivable from affiliated holdings		3,039,806
Receivable for investments sold		20,385,426
Receivable for shares sold		818,800
Unrealized appreciation on foreign exchange contracts		2,872,285
TOTAL ASSETS		1,035,363,229
Liabilities:
Payable for investments purchased	$649,066
Payable for shares redeemed	2,737,384
Unrealized depreciation on foreign exchange contracts	2,846,680
Payable for daily variation margin	80,234
Payable for Directors'/Trustees' fees (Note 5)	2,668
Payable for distribution services fee (Note 5)	184,487
Payable for other service fees (Notes 2 and 5)	185,318
Accrued expenses (Note 5)	139,648
TOTAL LIABILITIES		6,825,485
Net assets for 112,807,182 shares outstanding		$1,028,537,744
Net Assets Consist of:
Paid-in capital		$1,149,692,903
Net unrealized appreciation of investments, futures contracts and translation of assets and liabilities in foreign currency		32,014,622
Accumulated net realized loss on investments, futures contracts, written options and foreign currency transactions		(153,113,192)
Distributions in excess of net investment income		(56,589)
TOTAL NET ASSETS		$1,028,537,744
Semi-Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($508,574,028 ÷ 55,694,376 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$9.13
Offering price per share (100/95.50 of $9.13)	$9.56
Redemption proceeds per share	$9.13
Class B Shares:
Net asset value per share ($81,264,119 ÷ 8,910,213 shares outstanding), $0.001 par value, 2,000,000,000 shares authorized	$9.12
Offering price per share	$9.12
Redemption proceeds per share (94.50/100 of $9.12)	$8.62
Class C Shares:
Net asset value per share ($207,085,791 ÷ 22,700,918 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$9.12
Offering price per share	$9.12
Redemption proceeds per share (99.00/100 of $9.12)	$9.03
Class F Shares:
Net asset value per share ($86,892,131 ÷ 9,570,836 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$9.08
Offering price per share (100/99.00 of $9.08)	$9.17
Redemption proceeds per share (99.00/100 of $9.08)	$8.99
Institutional Shares:
Net asset value per share ($144,721,675 ÷ 15,930,839 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$9.08
Offering price per share	$9.08
Redemption proceeds per share	$9.08
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended May 31, 2015 (unaudited)
Investment Income:
Dividends (including $18,243,609 received from affiliated holdings (Note 5))		$18,778,666
Investment income allocated from affiliated partnership (Note 5)		6,945,772
Interest		1,473,413
TOTAL INCOME		27,197,851
Expenses:
Investment adviser fee (Note 5)	$4,450,549
Administrative fee (Note 5)	409,539
Custodian fees	22,134
Transfer agent fee	578,497
Directors'/Trustees' fees (Note 5)	4,435
Auditing fees	14,610
Legal fees	4,055
Portfolio accounting fees	90,488
Distribution services fee (Note 5)	1,106,494
Other service fees (Notes 2 and 5)	1,120,586
Share registration costs	40,953
Printing and postage	44,969
Taxes	39,822
Miscellaneous (Note 5)	9,070
EXPENSES BEFORE ALLOCATION	7,936,201
Expenses allocated from affiliated partnership (Note 2)	81,622
TOTAL EXPENSES	8,017,823
Waiver/reimbursement of investment adviser fee (Note 5)	(429,625)
Net expenses		7,588,198
Net investment income		$19,609,653
Semi-Annual Shareholder Report

Statement of Operations–continued
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Foreign Currency Transactions:
Net realized loss on investments and foreign currency transactions (including realized gain of $22,262,381 on sales of investments in affiliated holdings (Note 5))	$(4,256,607)
Net realized loss on futures contracts	(1,458,515)
Net realized loss on investments, swap contracts and foreign currency transactions allocated from affiliated partnership (Note 5)	(5,827,049)
Realized gain distribution from affiliated investment company shares (Note 5)	5,086,020
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency	2,371,921
Net change in unrealized depreciation of futures contracts	359,252
Net realized and unrealized loss on investments, futures contracts and foreign currency transactions	(3,724,978)
Change in net assets resulting from operations	$15,884,675
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 5/31/2015	Year Ended 11/30/2014
Increase (Decrease) in Net Assets
Operations:
Net investment income	$19,609,653	$46,795,344
Net realized loss on investments including allocation from affiliated partnership, futures contracts and foreign currency transactions	(6,456,151)	(15,229,591)
Net change in unrealized appreciation/depreciation of investments, futures contracts, written options and translation of assets and liabilities in foreign currency	2,731,173	15,696,810
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	15,884,675	47,262,563
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(9,946,707)	(24,947,335)
Class B Shares	(1,302,580)	(3,358,844)
Class C Shares	(3,279,367)	(8,416,516)
Class F Shares	(1,688,968)	(3,873,521)
Institutional Shares	(3,027,679)	(6,311,218)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(19,245,301)	(46,907,434)
Share Transactions:
Proceeds from sale of shares	81,835,237	184,502,927
Net asset value of shares issued to shareholders in payment of distributions declared	17,704,943	42,668,604
Cost of shares redeemed	(145,031,131)	(393,866,285)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(45,490,951)	(166,694,754)
Change in net assets	(48,851,577)	(166,339,625)
Net Assets:
Beginning of period	1,077,389,321	1,243,728,946
End of period (including (distributions in excess of) net investment income of $(56,589) and $(420,941), respectively)	$1,028,537,744	$1,077,389,321
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
May 31, 2015 (unaudited)
1. ORGANIZATION
Federated Fixed Income Securities, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Corporation consists of two portfolios. The financial statements included herein are only those of Federated Strategic Income Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers five classes of shares: Class A Shares, Class B Shares, Class C Shares, Class F Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to seek a high level of current income.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
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If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
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The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Directors have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Directors. The Directors have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
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Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund invests in Emerging Markets Fixed Income Core Fund (EMCORE), a portfolio of Federated Core Trust II, L.P., which is a limited partnership established under the laws of the state of Delaware. The Fund records daily its proportionate share of income, expenses, realized and unrealized gains and losses from EMCORE. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class B Shares, Class C Shares, Class F Shares and Institutional Shares may bear distribution services fees and other service fees unique to those classes.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class F Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Investors, Inc. A financial intermediary affiliated with management of Federated Investors, Inc. received $1,385 of other service fees for the six months ended May 31, 2015. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six month ended May 31, 2015, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$642,898
Class B Shares	104,769
Class C Shares	264,062
Class F Shares	108,857
TOTAL	$1,120,586
Premium and Discount Amortization/Paydown Gains and Losses
All premiums and discounts on fixed-income securities, other than mortgage-backed securities, are amortized/accreted using the effective-interest-rate method. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.
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Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended May 31, 2015, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2015, tax years 2011 through 2014 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America, the state of Maryland and the Commonwealth of Pennsylvania.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
Other Taxes
As an open-end management investment company incorporated in the state of Maryland but domiciled in the Commonwealth of Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage cash flows, enhance yield and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities which is shown as Restricted Cash in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $12,130,897 and $56,248,661, respectively. This is based on amounts held as of each month-end throughout the six-month fiscal period.
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Foreign Exchange Contracts
The Fund enters into foreign exchange contracts for the delayed-delivery of securities or foreign currency exchange transactions. The Fund enters into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
Foreign exchange contracts are subject to Master Netting Agreements (MNA) which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. Foreign exchange contracts outstanding at period end, including net unrealized appreciation/depreciation or net settlement amount, are listed after the Fund's Portfolio of Investments.
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $1,659,685 and $1,694,519, respectively. This is based on the contracts held as of each month-end throughout the six-month fiscal period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense,
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either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Directors.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Directors, if applicable, held at May 31, 2015, is as follows:
Security	Acquisition Date	Cost	Market Value
Regional Diversified Funding, Series 144A, 9.250%, 03/15/2030	3/10/2000	$727,431	$395,037
Reliance Industries Ltd., Bond, Series 144A, 8.250%, 01/15/2027	1/10/1997	$1,250,000	$1,653,859
Union Central Life Ins Co, Note, Series 144A, 8.200%, 11/01/2026	10/31/1996	$497,390	$672,262
Option Contracts
The Fund buys or sells put and call options to maintain flexibility, produce income or hedge. The seller (“writer”) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums paid for purchasing options which expire are treated as realized losses. Premiums received/paid for writing/purchasing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.
At May 31, 2015, the Fund had no outstanding option contracts.
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Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	—	$—	Payable for daily variation margin	$240,197*
Foreign exchange contracts	Unrealized appreciation on foreign exchange contracts	$2,872,285	Unrealized depreciation on foreign exchange contracts	$2,846,680
Total derivatives not accounted for as hedging instruments under ASC Topic 815		$2,872,285		$3,086,877
*	Includes cumulative depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended May 31, 2015
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Futures	Forward Currency Contracts	Option Contracts	Total
Interest rate contracts	$(1,458,515)	$—	$—	$(1,458,515)
Foreign exchange contracts	—	4,521	(146,370)	(141,849)
TOTAL	$(1,458,515)	$4,521	$(146,370)	$(1,600,364)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Futures	Forward Currency Contracts	Total
Interest rate contracts	$359,252	$—	$359,252
Foreign exchange contracts	—	136,356	136,356
TOTAL	$359,252	$136,356	$495,608
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As indicated above, certain derivative investments are transacted subject to MNA. These agreements permit the Fund to offset with a counterparty certain derivative payable and/or receivables with collateral held and create one single net payment in the event of default or termination of the agreement by either the Fund or the counterparty. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As of May 31, 2015 the impact of netting assets and liabilities and the collateral pledged or received based on MNA are detailed below:
Gross Amounts Not Offset in the Statement of Assets and Liabilities
Transaction	Gross Asset Derivatives Presented in Statement of Assets and Liabilities	Financial Instrument	Collateral Received	Net Amount
Foreign exchange contracts	$2,872,285	$(2,452,578)	$—	$419,707
TOTAL	$2,872,285	$(2,452,578)	$—	$419,707

Transaction	Gross Liabilities Derivatives Presented in Statement of Assets and Liabilities	Financial Instrument	Collateral Received	Net Amount
Foreign exchange contracts	$2,846,680	$(2,452,578)	$—	$394,102
TOTAL	$2,846,680	$(2,452,578)	$—	$394,102
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. CAPITAL STOCK
The following tables summarize capital stock activity:
	Six Months Ended 5/31/2015		Year Ended 11/30/2014
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	3,904,903	$35,310,404	7,646,269	$70,639,225
Shares issued to shareholders in payment of distributions declared	1,026,208	9,279,247	2,536,752	23,284,246
Shares redeemed	(6,853,432)	(62,122,381)	(21,974,637)	(202,473,095)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(1,922,321)	$(17,532,730)	(11,791,616)	$(108,549,624)
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	Six Months Ended 5/31/2015		Year Ended 11/30/2014
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	200,388	$1,815,675	550,137	$5,093,421
Shares issued to shareholders in payment of distributions declared	134,468	1,214,336	341,726	3,132,101
Shares redeemed	(1,086,061)	(9,840,660)	(2,509,077)	(23,056,262)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(751,205)	$(6,810,649)	(1,617,214)	$(14,830,740)

	Six Months Ended 5/31/2015		Year Ended 11/30/2014
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	1,120,126	$10,129,296	2,611,748	$24,115,445
Shares issued to shareholders in payment of distributions declared	328,927	2,970,563	831,208	7,619,390
Shares redeemed	(2,843,346)	(25,723,081)	(8,004,063)	(73,606,402)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(1,394,293)	$(12,623,222)	(4,561,107)	$(41,871,567)

	Six Months Ended 5/31/2015		Year Ended 11/30/2014
Class F Shares:	Shares	Amount	Shares	Amount
Shares sold	322,530	$2,905,420	1,177,647	$10,826,681
Shares issued to shareholders in payment of distributions declared	181,751	1,634,427	409,791	3,741,450
Shares redeemed	(750,123)	(6,761,083)	(1,676,879)	(15,310,050)
NET CHANGE RESULTING FROM CLASS F SHARE TRANSACTIONS	(245,842)	$(2,221,236)	(89,441)	$(741,919)

	Six Months Ended 5/31/2015		Year Ended 11/30/2014
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	3,518,571	$31,674,442	8,014,819	$73,828,155
Shares issued to shareholders in payment of distributions declared	289,700	2,606,370	535,422	4,891,417
Shares redeemed	(4,506,980)	(40,583,926)	(8,692,187)	(79,420,476)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(698,709)	$(6,303,114)	(141,946)	$(700,904)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(5,012,370)	$(45,490,951)	(18,201,324)	$(166,694,754)
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4. FEDERAL TAX INFORMATION
At May 31, 2015, the cost of investments for federal tax purposes was $975,999,615. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from: (a) the translation from FCs to U.S. dollars of assets and liabilities other than investments in securities; (b) outstanding foreign currency commitments; and (c) futures contracts was $31,012,787. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $33,783,389 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,770,602.
At November 30, 2014, the Fund had a capital loss carryforward of $108,948,935 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
No Expiration	$3,388,825	$60,454,897	$63,843,722
2016	$17,683,941	NA	$17,683,941
2017	$27,421,272	NA	$27,421,272
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.85% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2015, the Adviser voluntarily waived $425,254 of its fee.
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Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2015, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class B Shares, Class C Shares and Class F Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class B Shares	0.75%
Class C Shares	0.75%
Class F Shares	0.05%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2015, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class B Shares	$314,307
Class C Shares	792,187
TOTAL	$1,106,494
For the six months ended May 31, 2015, the Fund's Class F Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Directors. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended May 31, 2015, FSC retained $254,773 of fees paid by the Fund.
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Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended May 31, 2015, FSC retained $28,467 in sales charges from the sale of Class A Shares. FSC also retained $161 of CDSC relating to redemptions of Class A Shares, $80,142 relating to redemptions of Class B Shares, $8,109 relating to redemptions of Class C Shares and $19,046 relating to redemptions of Class F Shares.
Other Service Fees
For the six months ended May 31, 2015, FSSC received $71,395 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, but excluding expenses allocated from affiliated partnerships, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Class B Shares, Class C Shares, Class F Shares and Institutional Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.25%, 2.00%, 2.00%, 1.25% and 1.00% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) February 1, 2016; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.
Interfund Transactions
During the six months ended May 31, 2015, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $285,449 and $561,471, respectively.
General
Certain Officers and Directors of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Semi-Annual Shareholder Report

Transactions Involving Affiliated Holdings
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended May 31, 2015, the Adviser reimbursed $4,371. Transactions involving the affiliated holdings during the six months ended May 31, 2015, were as follows:
	Emerging Markets Fixed Income Core Fund	Federated Mortgage Core Portfolio	Federated Prime Value Obligations Fund, Institutional Shares	High Yield Bond Portfolio	Total of Affiliated Transactions
Balance of Shares Held 11/30/2014	7,876,782	14,402,675	3,943,733	75,833,169	102,056,359
Purchases/Additions	724,592	4,046,806	115,515,059	794,691	121,081,148
Sales/Reductions	(2,403,156)	(2,894,434)	(117,571,801)	(1,464,698)	(124,334,089)
Balance of Shares Held 5/31/2015	6,198,218	15,555,047	1,886,991	75,163,162	98,803,418
Value	$221,568,315	$155,239,373	$1,886,991	$484,050,762	$862,745,441
Dividend Income/Allocated Investment Income	$6,945,772	$2,234,810	$3,111	$16,005,688	$25,189,381
Realized Gain Distribution/Allocated Net Realized Gain (Loss)	$(5,827,049)	$—	$—	$5,086,020	$(741,029)
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund invests in a portfolio of Federated Core Trust (“Core Trust”), which is managed by the Adviser. Core Trust is an open-end management company, registered under the Act, available only to registered investment companies and other institutional investors. The investment objective of High Yield Bond Portfolio (“HYCORE”), a portfolio of Core Trust, is to seek high current income. Federated Investors Inc. (“Federated”) receives no advisory or administrative fees from HYCORE. Income distributions from HYCORE are declared daily and paid monthly, and are recorded by the Fund as dividend income. Capital gain distributions, if any, from HYCORE are declared and paid annually, and are recorded by the Fund as capital gains. A copy of the HYCORE financial statements is available on the EDGAR Database on the SEC's website or upon request from the Fund.
Additionally, as reflected above in Note 2 under Investment Income, Gains and Losses Expenses and Distributions, the Fund invests in EMCORE, a portfolio of Federated Core Trust II, L.P. (Core Trust II), which is managed by Federated Investment Counseling, an affiliate of the Adviser. Core Trust II is a limited partnership registered under the Act, available only to registered investment companies and other institutional investors. The primary investment objective of EMCORE is to achieve a total return on its assets. Its secondary investment objective is to achieve a high level of income. It pursues these objectives by investing primarily
Semi-Annual Shareholder Report

in a portfolio of emerging market fixed-income securities. Federated receives no advisory or administrative fees from Core Trust II. The performance of the Fund is directly affected by the performance of Core Trust II. A copy of Core Trust II's financial statements is available on the Edgar Database on the SEC's website or upon request from the Fund.
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended May 31, 2015, were as follows:
Purchases	$104,342,195
Sales	$167,648,322
7. CONCENTRATION OF RISK
The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.
8. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of May 31, 2015, there were no outstanding loans. During the six months ended May 31, 2015, the Fund did not utilize the LOC.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of May 31, 2015, there were no outstanding loans. During the six months ended May 31, 2015, the program was not utilized.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2014 to May 31, 2015.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 12/1/2014	Ending Account Value 5/31/2015	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,016.10	$6.38
Class B Shares	$1,000	$1,012.30	$10.13
Class C Shares	$1,000	$1,012.30	$10.13
Class F Shares	$1,000	$1,016.10	$6.38
Institutional Shares	$1,000	$1,017.40	$5.13
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,018.60	$6.39
Class B Shares	$1,000	$1,014.86	$10.15
Class C Shares	$1,000	$1,014.86	$10.15
Class F Shares	$1,000	$1,018.60	$6.39
Institutional Shares	$1,000	$1,019.85	$5.14
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.27%
Class B Shares	2.02%
Class C Shares	2.02%
Class F Shares	1.27%
Institutional Shares	1.02%
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2015
Federated Strategic Income Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent directors, the Fund's Board reviewed and approved at its May 2015 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which the Board members perform their duties and their expertise, including whether they are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. The Board noted that SEC disclosure requirements regarding the basis for the Board's approval of the Fund's advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees
Semi-Annual Shareholder Report

charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent directors and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the directors. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in
Semi-Annual Shareholder Report

the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates and total expense ratios relative to a fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted the applicable waivers and reimbursements and that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund in the context of the other factors considered relevant by the Board.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
Semi-Annual Shareholder Report

The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance fell below the median of the relevant peer group for the one-year, three-year and five-year periods covered by the Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund in the context of the other factors considered relevant by the Board.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
In addition, over the past two years, following discussions regarding the Senior Officer's recommendations, Federated made meaningful reductions to the contractual advisory fees for several Funds. At the Board meeting in May 2015, following previous recommendations of the Senior Officer, Federated proposed, and the Board approved, reductions in the contractual advisory fees of certain other Funds.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation
Semi-Annual Shareholder Report

reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Funds.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determining the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the
Semi-Annual Shareholder Report

Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated Strategic Income Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31417P502
CUSIP 31417P601
CUSIP 31417P700
CUSIP 31417P809
CUSIP 31417P841
G00324-01 (7/15)
Federated is a registered trademark of Federated Investors, Inc.
2015 ©Federated Investors, Inc.

Item 2. Code of Ethics

Not Applicable

Item 3. Audit Committee Financial Expert

Not Applicable

Item 4. Principal Accountant Fees and Services

Not Applicable

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Fixed Income Securities, Inc.

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date July 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date July 23, 2015

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date July 23, 2015